Premises and Equipment	12 Months Ended
Dec. 31, 2011
Premises and Equipment [Abstract]
Premises and Equipment
Note 6.  Premises and Equipment

Premises and equipment are comprised of the following:

	2011	2010

Land	$10,004	$10,760
Bank Premises	14,061	14,061
Equipment	12,299	12,195
	36,364	37,016
Less: accumulated depreciation	14,570	13,507
	21,794	23,509
Construction in Progress	89	-

	$21,883	$23,509

Depreciation expense was $1,083 and $1,293 for 2011 and 2010, respectively.